Key Sources of Estimation and Uncertainty (Details) - USD ($)			12 Months Ended
	Mar. 27, 2024	Mar. 21, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Key Sources of Estimation and Uncertainty (Details) [Line Items]
Cash and cash equivalents			$ 49,391,627	$ 20,535,210	$ 45,624,110	$ 3,106,189
Cash outflow			28,900,000	25,000,000
Net inflow			115,700,000	100,000
Cash outflows financing activities				100,000
Outflow from operating activities			26,900,000	17,000,000
Net outflow from investing activities			60,100,000	8,000,000
Convertible note		$ 50,000,000
Gross proceeds	$ 50,000,000
Convertible fundraising			$ 50,000,000
Non-adjusting event after reporting period [Member]
Key Sources of Estimation and Uncertainty (Details) [Line Items]
Convertible note		$ 50,000,000
Gross proceeds	$ 50,000,000